Significant accounting policies	12 Months Ended
Dec. 31, 2019
Significant accounting policies [Abstract]
Significant accounting policies
Note 2.- Significant accounting policies

2.1 Basis of preparation

These consolidated financial statements are presented in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency. Amounts included in these consolidated financial statements are all expressed in thousands of U.S. dollars, unless otherwise indicated.

Application of new accounting standards

a)	Standards, interpretations and amendments effective from January 1, 2019 under IFRS-IASB, applied by the Company in the preparation of these consolidated financial statements:

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IFRS 9 (Amendments to IFRS 9): Prepayment Features with Negative Compensation. This Standard is applicable for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

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IAS 19 (Amendments to IAS 19): Plan Amendment, Curtailment or Settlement. This amendment is mandatory for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

-	IFRIC 23: Uncertainty over Income Tax Treatments. This Standard is applicable for annual periods beginning on or after January 1, 2019 under IFRS-IASB.
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IAS 28 (Amendment). Long-term Interests in Associates and Joint Ventures. This amendment is mandatory for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

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Amendments resulting from Annual Improvements 2015–2017 Cycle (remeasurement of previously held interest). This amendment is mandatory for annual periods beginning on or after January 1, 2019 under IFRS-IASB,

The applications of these amendments have not had any material impact on these consolidated financial statements.

b)	Standards, interpretations and amendments published by the IASB that will be effective for periods beginning on or after January 1, 2020:

-	IFRS 17 ‘Insurance Contracts’. This Standard is applicable for annual periods beginning on or after January 1, 2021 under IFRS-IASB, earlier application is permitted.
-	IFRS 3 (Amendment). Definition of Business. This amendment is mandatory for annual periods beginning on or after January 1, 2020 under IFRS-IASB, earlier application is permitted.
-	IAS 1 and IAS 8 (Amendment). Definition of Material. This amendment is mandatory for annual periods beginning on or after January 1, 2020 under IFRS-IASB, earlier application is permitted.
-	IAS 1 (Amendment). Classification of liabilities. This amendment is mandatory for annual periods beginning on or after January 1, 2022 under IFRS-IASB.
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IFRS 7 and IFRS 9. Amendments regarding pre-replacement issues in the context of the IBOR reform. These amendments are mandatory for annual periods beginning on or after January 1, 2020 under IFRS-IASB.

-	Amendments to References to the Conceptual Frameworks in IFRS Standards. This Standard is applicable for annual periods beginning on or after January 1, 2020 under IFRS-IASB.

The Company does not anticipate any significant impact on the consolidated financial statements derived from the application of the new standards and amendments that will be effective for annual periods beginning on or after January 1, 2020, although it is currently still in the process of evaluating such application.

2.2. Principles to include and record companies in the consolidated financial statements

Companies included in these consolidated financial statements are accounted for as subsidiaries as long as Atlantica has had control over them and are accounted for as investments under the equity method as long as Atlantica has had significant influence over them, in the periods presented.

a)	Controlled entities

Control is achieved when the Company:

·	Has power over the investee;

·	Is exposed, or has rights, to variable returns from its involvement with the investee; and

·	Has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee when facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

The Company uses the acquisition method to account for business combinations of companies controlled by a third party. According to this method, identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Any contingent consideration is recognized at fair value at the acquisition date and subsequent changes in its fair value are recognized in accordance with IFRS 9 either in profit or loss or as a change to other comprehensive income. Acquisition related costs are expensed as incurred. The Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets on an acquisition by acquisition basis.

All assets and liabilities between entities of the group, equity, income, expenses, and cash flows relating to transactions between entities of the group are eliminated in full.

b)	Investments accounted for under the equity method

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these financial statements using the equity method of accounting. Under the equity method, an investment in an associate is initially recognized in the statement of financial position at cost and adjusted thereafter to recognize the Company share of the profit or loss and other comprehensive income of the associate.

Controlled entities and associates included in these financial statements as of December 31, 2019 and 2018 are set out in appendices.

2.3. Contracted concessional assets and price purchase agreements

Contracted concessional assets and price purchase agreements (PPAs) include fixed assets financed through project debt, related to service concession arrangements recorded in accordance with IFRIC 12, except for Palmucho, which is recorded in accordance with IFRS 16 and PS10, PS20, Mini-Hydro, Chile TL 3 and Seville PV, which are recorded as tangible assets in accordance with IAS 16. The infrastructures accounted for by the Company as concessions are related to the activities concerning electric transmission lines, solar electricity generation plants, cogeneration plants, wind farms and water plants. The useful life of these assets is approximately the same as the length of the concession arrangement. The infrastructure used in a concession can be classified as an intangible asset or a financial asset, depending on the nature of the payment entitlements established in the agreement.

The application of IFRIC 12 requires extensive judgment in relation with, among other factors, (i) the identification of certain infrastructures and contractual agreements in the scope of IFRIC 12, (ii) the understanding of the nature of the payments in order to determine the classification of the infrastructure as a financial asset or as an intangible asset and (iii) the timing and recognition of the revenue from construction and concessionary activity.

Under the terms of contractual arrangements within the scope of this interpretation, the operator shall recognize and measure revenue in accordance with IFRS 15 for the services it performs.

a)	Intangible asset

The Company recognizes an intangible asset to the extent that it receives a right to charge final customers for the use of the infrastructure. This intangible asset is subject to the provisions of IAS 38 and is amortized linearly, taking into account the estimated period of commercial operation of the infrastructure which coincides with the concession period.

Once the infrastructure is in operation, the treatment of income and expenses is as follows:

·
Revenues from the updated annual revenue for the contracted concession, as well as operations and maintenance services are recognized in each period according to IFRS 15 “Revenue from contracts with Customers”.

·	Operating and maintenance costs and general overheads and administrative costs are recorded in accordance with the nature of the cost incurred (amount due) in each period.

·	Financing costs are expensed as incurred.

b)	Financial asset

The Company recognizes a financial asset when demand risk is assumed by the grantor, to the extent that the concession holder has an unconditional right to receive payments for the asset. This asset is recognized at the fair value of the construction services provided, considering upgrade services in accordance with IFRS 15, if any.

The financial asset is subsequently recorded at amortized cost calculated according to the effective interest method. Revenue from operations and maintenance services is recognized in each period according to IFRS 15 “Revenue from contracts with Customers”. The income from managing and operating the asset resulting from the valuation at amortized cost is also recorded in revenue.

Financing costs are expensed as incurred.

According to IFRS 9, Atlantica recognises an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive.

There are two main approaches to applying the ECL model according to IFRS 9: the general approach which involves a three stage approach, and the simplified approach, which can be applied to trade receivables, contract assets and lease receivables. Atlantica has elected to apply the simplified approach. Under this approach, there is no need to monitor for significant increases in credit risk and entities will be required to measure lifetime expected credit losses at the end of each reporting period.

The key elements of the ECL calculations are the following:

-	the Probability of Default (“PD”) is an estimate of the likelihood of default over a given time horizon. Atlantica calculates PD based on Credit Default Swaps spreads (“CDS”);
-	the Exposure at Default (“EAD”) is an estimate of the exposure at a future default date;
-
the Loss Given Default (“LGD”) is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the Company would expect to receive. It is expressed as a percentage of the EAD.

c)	Property, plant and equipment

Property, plant and equipment includes property, plant and equipment of companies or project companies. Property, plant and equipment is measured at historical cost, including all expenses directly attributable to the acquisition, less depreciation and impairment losses, with the exception of land, which is presented net of any impairment losses.

Once the infrastructure is in operation, the treatment of income and expenses is the same as the one described above for intangible asset.

d)	Right-of-use assets

Main right of use agreements correspond to land rights. The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

The right-of-use assets are also subject to assets impairment (Note 2.5).

2.4. Borrowing costs

Interest costs incurred in the construction of any qualifying asset are capitalized over the period required to complete and prepare the asset for its intended use. A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its internal use or sale, which is considered to be more than one year. Remaining borrowing costs are expensed in the period in which they are incurred.

2.5. Asset impairment

Atlantica reviews its contracted concessional assets to identify any indicators of impairment at least annually. When impairment indicators exist, the company calculates the recoverable amount of the asset.

The recoverable amount of an asset is the higher of its fair value less costs to sell and its value in use, defined as the present value of the estimated future cash flows to be generated by the asset. In the event that the asset does not generate cash flows independently of other assets, the Company calculates the recoverable amount of the Cash Generating Unit (‘CGU’) to which the asset belongs.

When the carrying amount of the CGU to which these assets belong is higher than its recoverable amount, the assets are impaired.

Assumptions used to calculate value in use include a discount rate, growth rate and projections considering real data based in the contracts terms and projected changes in both selling prices and costs. The discount rate is estimated by Management, to reflect both changes in the value of money over time and the risks associated with the specific CGU.

For contracted concessional assets, with a defined useful life and with a specific financial structure, cash flow projections until the end of the project are considered and no terminal value is assumed.

Contracted concessional assets have a contractual structure that permits the Company to estimate quite accurately the costs of the project and revenue during the life of the project.

Projections take into account real data based on the contract terms and fundamental assumptions based on specific reports prepared internally and supported by specialists, assumptions on demand and assumptions on production. Additionally, assumptions on macro-economic conditions are taken into account, such as inflation rates, future interest rates, etc. and sensitivity analyses are performed over all major assumptions which can have a significant impact in the value of the asset.

Cash flow projections of CGUs are calculated in the functional currency of those CGUs and are discounted using rates that take into consideration the risk corresponding to each specific country and currency.

Taking into account that in most CGUs the specific financial structure is linked to the financial structure of the projects that are part of those CGUs, the discount rate used to calculate the present value of cash-flow projections is based on the weighted average cost of capital (WACC) for the type of asset, adjusted, if necessary, in accordance with the business of the specific activity and with the risk associated with the country where the project is performed.

In any case, sensitivity analyses are performed, especially in relation with the discount rate used and fair value changes in the main business variables, in order to ensure that possible changes in the estimates of these items do not impact the recovery of recognized assets.

Accordingly, the following table provides a summary of the discount rates used (WACC) and growth rates to calculate the recoverable amount for CGUs with the operating segment to which it pertains:

Operating segment	Discount rate	Growth rate
EMEA	4% - 6%	0%
North America	4% - 5%	0%
South America	5% - 7%	0%

In the event that the recoverable amount of an asset is lower than its carrying amount, an impairment charge for the difference would be recorded in the income statement under the item “Depreciation, amortization and impairment charges”.

Pursuant to IAS 36, an impairment loss is recognized by the Company if the carrying amount of these assets exceeds the present value of future cash flows discounted at the initial effective interest rate.

2.6 Loans and accounts receivable

Loans and accounts receivable are non-derivative financial assets with fixed or determinable payments, not listed on an active market.

In accordance with IFRIC 12, certain assets under concessions qualify as financial assets and are recorded as is described in Note 2.3.

Pursuant to IFRS 9, an impairment loss is recognized if the carrying amount of these assets exceeds the present value of future cash flows discounted at the initial effective interest rate.

Loans and accounts receivable are initially recognized at fair value plus transaction costs and are subsequently measured at amortized cost in accordance with the effective interest rate method. Interest calculated using the effective interest rate method is recognized under other financial income within financial income.

2.7. Derivative financial instruments and hedging activities

Derivatives are recorded at fair value. The Company applies hedge accounting to all hedging derivatives that qualify to be accounted for as hedges under IFRS-IASB.

When hedge accounting is applied, hedging strategy and risk management objectives are documented at inception, as well as the relationship between hedging instruments and hedged items. Effectiveness of the hedging relationship needs to be assessed on an ongoing basis. Effectiveness tests are performed prospectively at inception and at each reporting date, following the dollar offset method.

Atlantica applies cash flow hedging. Under this method, the effective portion of changes in fair value of derivatives designated as cash flow hedges are recorded temporarily in equity and are subsequently reclassified from equity to profit or loss in the same period or periods during which the hedged item affects profit or loss. Any ineffective portion of the hedged transaction is recorded in the consolidated income statement as it occurs.

When interest rate options are designated as hedging instruments, the intrinsic value and time value of the financial hedge instrument are separated. Changes in intrinsic and time value which are highly effective are recorded in equity and subsequently reclassified from equity to profit or loss in the same period or periods during which the hedged item affects profit or loss. Any ineffectiveness is recorded as financial income or expense as it occurs.

When the hedging instrument matures or is sold, or when it no longer meets the requirements to apply hedge accounting, accumulated gains and losses recorded in equity remain as such until the forecast transaction is ultimately recognized in the income statement. However, if it becomes unlikely that the forecast transaction will actually take place, the accumulated gains and losses in equity are recognized immediately in the income statement.

2.8. Fair value estimates

Financial instruments measured at fair value are presented in accordance with the following level classification based on the nature of the inputs used for the calculation of fair value:

·	Level 1: Inputs are quoted prices in active markets for identical assets or liabilities.

·
Level 2: Fair value is measured based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

·	Level 3: Fair value is measured based on unobservable inputs for the asset or liability.

In the event that prices cannot be observed, the management shall make its best estimate of the price that the market would otherwise establish based on proprietary internal models which, in the majority of cases, use data based on observable market parameters as significant inputs (Level 2) but occasionally use market data that is not observed as significant inputs (Level 3). Different techniques can be used to make this estimate, including extrapolation of observable market data. The best indication of the initial fair value of a financial instrument is the price of the transaction, except when the value of the instrument can be obtained from other transactions carried out in the market with the same or similar instruments, or valued using a valuation technique in which the variables used only include observable market data, mainly interest rates. Differences between the transaction price and the fair value based on valuation techniques that use data that is not observed in the market, are not initially recognized in the income statement.

Atlantica derivatives correspond primarily to the interest rate swaps designated as cash flow hedges, which are classified as Level 2.

Description of the valuation method

Interest rate swap valuations are made by valuing the swap part of the contract and valuing the credit risk. The methodology used by the market and applied by Atlantica  to value interest rate swaps is to discount the expected future cash flows according to the parameters of the contract. Variable interest rates, which are needed to estimate future cash flows, are calculated using the curve for the corresponding currency and extracting the implicit rates for each of the reference dates in the contract. These estimated flows are discounted with the swap zero curve for the reference period of the contract.

The effect of the credit risk on the valuation of the interest rate swaps depends on the future settlement. If the settlement is favorable for the Company, the counterparty credit spread will be incorporated to quantify the probability of default at maturity. If the expected settlement is negative for the Company, its own credit risk will be applied to the final settlement.

Classic models for valuing interest rate swaps use deterministic valuation of the future of variable rates, based on future outlooks. When quantifying credit risk, this model is limited by considering only the risk for the current paying party, ignoring the fact that the derivative could change sign at maturity. A payer and receiver swaption model is proposed for these cases. This enables the associated risk in each swap position to be reflected. Thus, the model shows each agent’s exposure, on each payment date, as the value of entering into the ‘tail’ of the swap, i.e. the live part of the swap.

Variables (Inputs)

Interest rate derivative valuation models use the corresponding interest rate curves for the relevant currency and underlying reference in order to estimate the future cash flows and to discount them. Market prices for deposits, futures contracts and interest rate swaps are used to construct these curves. Interest rate options (caps and floors) also use the volatility of the reference interest rate curve.

To estimate the credit risk of the counterparty, the credit default swap (CDS) spreads curve is obtained in the market for important individual issuers. For less liquid issuers, the spreads curve is estimated using comparable CDSs or based on the country curve. To estimate proprietary credit risk, prices of debt issues in the market and CDSs for the sector and geographic location are used.

The fair value of the financial instruments that results from the aforementioned internal models takes into account, among other factors, the terms and conditions of the contracts and observable market data, such as interest rates, credit risk and volatility. The valuation models do not include significant levels of subjectivity, since these methodologies can be adjusted and calibrated, as appropriate, using the internal calculation of fair value and subsequently compared to the corresponding actively traded price. However, valuation adjustments may be necessary when the listed market prices are not available for comparison purposes.

2.9. Trade and other receivables

Trade and other receivables are amounts due from customers for sales in the normal course of business. They are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less allowance for doubtful accounts. Trade receivables due in less than one year are carried at their face value at both initial recognition and subsequent measurement, provided that the effect of not discounting flows is not significant.

An allowance for doubtful accounts is recorded when there is objective evidence that the Company will not be able to recover all amounts due as per the original terms of the receivables. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

2.10. Cash and cash equivalents

Cash and cash equivalents include cash in hand, cash in bank and other highly-liquid current investments with an original maturity of three months or less which are held for the purpose of meeting short-term cash commitments.

2.11. Grants

Grants are recognized at fair value when it is considered that there is a reasonable assurance that the grant will be received and that the necessary qualifying conditions, as agreed with the entity assigning the grant, will be adequately complied with.

Grants are recorded as liabilities in the consolidated statement of financial position and are recognized in “Other operating income” in the consolidated income statement based on the period necessary to match them with the costs they intend to compensate.

In addition, as described in Note 2.12 below, grants correspond also to loans with interest rates below market rates, for the initial difference between the fair value of the loan and the proceeds received.

2.12. Loans and borrowings

Loans and borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost and any difference between the proceeds initially received (net of transaction costs incurred in obtaining such proceeds) and the repayment value is recognized in the consolidated income statement over the duration of the borrowing using the effective interest rate method.

Loans with interest rates below market rates are initially recognized at fair value in liabilities and the difference between proceeds received from the loan and its fair value is initially recorded within “Grants and Other liabilities” in the consolidated statement of financial position, and subsequently recorded in “Other operating income” in the consolidated income statement when the costs financed with the loan are expensed.

Lease liabilities are recognized by the Company at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date considering that the interest rate implicit in the lease is not readily determinable.

2.13. Bonds and notes

The Company initially recognizes ordinary notes at fair value, net of issuance costs incurred. Subsequently, notes are measured at amortized cost until settlement upon maturity. Any other difference between the proceeds obtained (net of transaction costs) and the redemption value is recognized in the consolidated income statement over the term of the debt using the effective interest rate method.

2.14. Income taxes

Current income tax expense is calculated on the basis of the tax laws in force as of the date of the consolidated statement of financial position in the countries in which the subsidiaries and associates operate and generate taxable income.

Deferred income tax is calculated in accordance with the liability method, based upon the temporary differences arising between the carrying amount of assets and liabilities and their tax base. Deferred income tax is determined using tax rates and regulations which are expected to apply at the time when the deferred tax is realized.

Deferred tax assets are recognized only when it is probable that sufficient future taxable profit will be available to use deferred tax assets.

2.15. Trade payables and other liabilities

Trade payables are obligations arising from purchases of goods and services in the ordinary course of business and are recognized initially at fair value and are subsequently measured at their amortized cost using the effective interest method. Other liabilities are obligations not arising in the normal course of business and which are not treated as financing transactions. Advances received from customers are recognized as “Trade payables and other current liabilities”.

2.16. Foreign currency transactions

The consolidated financial statements are presented in U.S. dollars, which is Atlantica’s functional and presentation currency. Financial statements of each subsidiary within the Company are measured in the currency of the principal economic environment in which the subsidiary operates, which is the subsidiary’s functional currency.

Transactions denominated in a currency different from the subsidiary’s functional currency are translated into the subsidiary’s functional currency applying the exchange rates in force at the time of the transactions. Foreign currency gains and losses that result from the settlement of these transactions and the translation of monetary assets and liabilities denominated in foreign currency at the year-end rates are recognized in the consolidated income statement, unless they are deferred in equity, as occurs with cash flow hedges and net investment in foreign operations hedges.

Assets and liabilities of subsidiaries with a functional currency different from the Company’s reporting currency are translated to U.S. dollars at the exchange rate in force at the closing date of the financial statements. Income and expenses are translated into U.S. dollars using the average annual exchange rate, which does not differ significantly from using the exchange rates of the dates of each transaction. The difference between equity translated at the historical exchange rate and the net financial position that results from translating the assets and liabilities at the closing rate is recorded in equity under the heading “Accumulated currency translation differences”.

Results of companies carried under the equity method are translated at the average annual exchange rate.

2.17. Equity

The Company has recyclable balances in its equity, corresponding mainly to hedge reserves and translation differences arising from currency conversion in the preparation of these consolidated financial statements. These balances have been presented separately in Equity.

Non-controlling interest represents interest from other partners in entities included in these consolidated financial statements which are not fully owned by Atlantica as of the dates presented.

Parent company reserves together with the Share capital represent the Parent’s net investment in the entities included in these consolidated financial statements.

2.18. Provisions and contingencies

Provisions are recognized when:

·	there is a present obligation, either legal or constructive, as a result of past events;

·	it is more likely than not that there will be a future outflow of resources to settle the obligation; and

·	the amount has been reliably estimated.

Provisions are initially measured at the present value of the expected outflows required to settle the obligation and subsequently valued at amortized cost following the effective interest method. The balance of provisions disclosed in the Notes reflects management’s best estimate of the potential exposure as of the date of preparation of the consolidated financial statements.

Contingent liabilities are possible obligations, existing obligations with low probability of a future outflow of economic resources and existing obligations where the future outflow cannot be reliably estimated. Contingences are not recognized in the consolidated statements of financial position unless they have been acquired in a business combination.

Some companies included in the group have dismantling provisions, which are intended to cover future expenditures related to the dismantlement of the plants and it will be likely to be settled with an outflow of resources in the long term (over 5 years).

Such provisions are accrued when the obligation for dismantling, removing and restoring the site on which the plant is located, is incurred, which is usually during the construction period. The provision is measured in accordance with IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” and is recorded as a liability under the heading “Grants and other liabilities” of the Financial Statements, and as the corresponding ending entry part of the cost of the plant under the heading “Contracted concessional assets.”

2.19. Use of estimates

Some of the accounting policies applied require the application of significant judgment by management to select the appropriate assumptions to determine these estimates. These assumptions and estimates are based on the historical experience, advice from experienced consultants, forecasts and other circumstances and expectations as of the close of the financial period. The assessment is considered in relation to the global economic situation of the industries and regions where the Company operates, taking into account future development of the businesses of the Company. By their nature, these judgments are subject to an inherent degree of uncertainty; therefore, actual results could materially differ from the estimates and assumptions used. In such cases, the carrying values of assets and liabilities are adjusted.

The most critical accounting policies, which reflect significant management estimates and judgment to determine amounts in these consolidated financial statements, are as follows:

·	Contracted concessional agreements and PPAs.

·	Impairment of intangible assets and property, plant and equipment.

·	Assessment of control.

·	Derivative financial instruments and fair value estimates.

·	Income taxes and recoverable amount of deferred tax assets.

As of the date of preparation of these consolidated financial statements, no relevant changes in the estimates made are anticipated and, therefore, no significant changes in the value of the assets and liabilities recognized at December 31, 2019, are expected.

Although these estimates and assumptions are being made using all available facts and circumstances, it is possible that future events may require management to amend such estimates and assumptions in future periods. Changes in accounting estimates are recognized prospectively, in accordance with IAS 8, in the consolidated income statement of the year in which the change occurs.